Access One Trust

7501 Wisconsin Avenue, Suite 1000E

Bethesda, Maryland 20814

April 15, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Access One Trust (the “Trust”)
(File Nos. 333-119022 and 811-21634)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the Trust pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits in interactive data format on XBRL, which contain the risk return summary information of the prospectuses dated May 1, 2019 and February 28, 2020, each as supplemented or amended, as filed under Rule 497 on March 25, 2020 (SEC Accession No. 0001104659-20-038295).

As Chief Legal Officer and Secretary of the Trust, I have reviewed the enclosed Amendment and represent that, to the best of my knowledge, the Amendment does not contain any disclosure which would render it ineligible to become effective under Rule 497.

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6400.

Sincerely,

/s/ Richard F. Morris
Richard F. Morris
Chief Legal Officer and Secretary